Debt, 2nd AVIC Facility (Details) - 2nd AVIC Facility [Member]	12 Months Ended
	Dec. 31, 2024 USD ($) Installment	Dec. 14, 2023 USD ($)
Debt [Abstract]
Face amount		$ 41,000,000
Term of time charter	10 years
Number of payment installments | Installment	120
Frequency of periodic payment	monthly
Installment payment	$ 183,300
Balloon payment payable at maturity	$ 19,000,000
Basis spread on variable rate	2.65%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Term SOFR [Member]
Variable rate	4.47%